8 Related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade receivables	[1]	R$ 174	R$ 557
Related parties	[2]	421
Total		595	557
Current		188,420	131,883
Non-current		329,820	168,354
Other income		104	557	R$ 1,134
Lease		17,673	15,842	13,554
IPTAN [member]
Disclosure of transactions between related parties [line items]
Other income	[3]			882
IESVAP Patrimonial Ltda. [member]
Disclosure of transactions between related parties [line items]
Lease		3,470	2,609	1,274
UEPC [member]
Disclosure of transactions between related parties [line items]
Other income	[1]	104	557
IESVAP [member]
Disclosure of transactions between related parties [line items]
Other income	[3]			252
RVL Esteves Gestao Imobiliaria S.A. [member]
Disclosure of transactions between related parties [line items]
Lease		11,288	10,417	9,655
UNIVACO Patrimonial Ltda. [member]
Disclosure of transactions between related parties [line items]
Lease		R$ 2,915	R$ 2,816	R$ 2,625

[1]	Refers to sales of educational content from Medcel to UEPC recorded in trade receivables
[2]	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services recorded in other assets.
[3]	Refers to share services and corporate expenses provided by Afya Brazil to IPTAN and IESVAP for the periods prior to their acquisition on April 26, 2018 recorded in the consolidated statements of income.